Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Schedule of Calculation of Basic and Diluted Earnings Per Share

The following table sets forth the calculation of basic and diluted earnings per share for the 13 and 39 week periods ended September 29, 2015:

(amounts in thousands, except share and per share data)	13 Weeks Ended September 29, 2015	39 Weeks Ended September 29, 2015
Numerator:
Net income attributable to controlling and non-controlling interests	$2,199	$7,582
Less: net income attributable to non-controlling interests	$(1,281)	$(5,304)

Net income attributable to The Habit Restaurants, Inc.	$918	$2,278

Denominator:
Weighted average shares of Class A common stock outstanding
Basic	13,759,754	12,006,932
Diluted	13,762,934	12,013,810
Net income attributable to The Habit Restaurants, Inc. per share Class A common stock
Basic	$0.07	$0.19
Diluted	$0.07	$0.19
Below is a reconciliation of basic and diluted share counts
Basic	13,759,754	12,006,932
Dilutive effect of stock options	3,180	6,878

Diluted	13,762,934	12,013,810

The following table sets forth the calculation of basic and diluted earnings per share for the period from November 25, 2014 through December 30, 2014:

(amounts in thousands, except share and per share data)	Year Ended December 30, 2014
Net loss attributable to Habit Restaurants, Inc.	$(32)

Net loss attributable to Habit Restaurants, Inc. per share Class A common stock
Basic	$(0.00)
Diluted	$(0.00)
Weighted average shares of Class A common stock outstanding:
Basic	8,974,550
Diluted	8,974,550